Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidated Balance Sheets
The following tables present supplemental condensed consolidating balance sheet information of the Company (“Parent”), the Issuer, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries as of December 31, 2018 and December 31, 2019, and supplemental condensed consolidating results of operations and cash flow information for the years ended December 31, 2017, 2018 and 2019:

Condensed Consolidating Balance Sheets
December 31, 2018
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$21	$2	$62,495	$26,126	$—	$88,644
Restricted cash	—	—	1,932	—	—	1,932
Accounts receivable	—	—	11,219	986	—	12,205
Prepaid domain name registry fees	—	—	50,325	6,454	—	56,779
Prepaid commissions	—	—	40,804	654	—	41,458
Prepaid expenses & other current assets	—	422	31,425	3,243	—	35,090
Total current assets	21	424	198,200	37,463	—	236,108
Intercompany receivables, net	34,595	401,342	(323,200)	(112,737)	—	—
Property and equipment, net	—	—	79,091	13,184	—	92,275
Goodwill	—	—	1,695,451	153,614	—	1,849,065
Other intangible assets, net	—	—	351,920	596	—	352,516
Investment in subsidiaries	139,838	1,559,256	57,749	—	(1,756,843)	—
Prepaid commissions, net of current portion	—	—	41,746	726	—	42,472
Other assets	—	5,239	27,463	1,369	—	34,071
Total assets	$174,454	$1,966,261	$2,128,420	$94,215	$(1,756,843)	$2,606,507
Liabilities and stockholders' equity
Current liabilities:
Accounts payable	$—	$—	$12,015	$434	—	$12,449
Accrued expenses and other current liabilities	—	25,373	77,316	7,494	—	110,183
Deferred revenue	—	—	347,703	24,055	—	371,758
Current portion of notes payable	—	31,606	—	—	—	31,606
Current portion of financed equipment	—	—	8,379	—	—	8,379
Deferred consideration, short-term	—	—	2,425	—	—	2,425
Total current liabilities	—	56,979	447,838	31,983	—	536,800
Deferred revenue, long-term	—	—	91,615	4,525	—	96,140
Notes payable	—	1,770,055	—	—	—	1,770,055
Financed equipment—long term	—	—	—	—	—	—
Deferred consideration	—	—	1,364	—	—	1,364
Other long-term liabilities	—	(612)	28,349	(43)	—	27,694
Total liabilities	—	1,826,422	569,166	36,465	—	2,432,053
Equity	174,454	139,839	1,559,254	57,750	(1,756,843)	174,454
Total liabilities and equity	$174,454	$1,966,261	$2,128,420	$94,215	$(1,756,843)	$2,606,507
Condensed Consolidating Balance Sheets
December 31, 2019
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$195	$1	$80,642	$30,427	$—	$111,265
Restricted cash	—	—	1,732	—	—	1,732
Accounts receivable	—	—	8,762	1,462	—	10,224
Prepaid domain name registry fees	—	—	48,943	6,294	—	55,237
Prepaid commissions	—	—	37,910	525	—	38,435
Prepaid expenses & other current assets	—	90	26,847	3,756	—	30,693
Total current assets	195	91	204,836	42,464	—	247,586
Intercompany receivables, net	32,845	172,807	(87,398)	(118,254)	—	—
Property and equipment, net	—	—	72,751	13,174	—	85,925
Operating lease right-of-use assets	—	—	86,111	4,408	—	90,519
Goodwill	—	—	1,677,587	157,723	—	1,835,310
Other intangible assets, net	—	—	243,994	1,008	—	245,002
Investment in subsidiaries	163,934	1,693,565	61,023	—	(1,918,522)	—
Prepaid commissions, net of current portion	—	—	48,289	491	—	48,780
Other assets	—	1,784	27,215	1,965	—	30,964
Total assets	$196,974	$1,868,247	$2,334,408	$102,979	$(1,918,522)	$2,584,086
Liabilities and stockholders' equity:
Current liabilities:
Accounts payable	$—	$—	$9,474	$580	$—	$10,054
Accrued expenses and other current liabilities	20	23,554	59,695	7,141	—	90,410
Deferred revenue	—	—	345,116	24,359	—	369,475
Operating lease liabilities—short term	—	—	18,513	2,680		21,193
Current portion of notes payable	—	31,606	—	—	—	31,606
Current portion of financed equipment	—	—	790	—	—	790
Deferred consideration, short-term	—	—	2,201	—	—	2,201
Total current liabilities	20	55,160	435,789	34,760	—	525,729
Deferred revenue, long-term	—	—	94,471	5,181	—	99,652
Operating lease liabilities—long term	—	—	76,166	1,985	—	78,151
Notes payable	—	1,649,867	—	—	—	1,649,867
Financed equipment—long term	—	—	—	—	—	—
Deferred consideration	—	—	—	—	—	—
Other long-term liabilities	—	(714)	34,417	30	—	33,733
Total liabilities	20	1,704,313	640,843	41,956	—	2,387,132
Equity	196,954	163,934	1,693,565	61,023	(1,918,522)	196,954
Total liabilities and equity	$196,974	$1,868,247	$2,334,408	$102,979	$(1,918,522)	$2,584,086

Condensed Consolidated Statements of Operations and Comprehensive Loss
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2017
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$1,080,220	$107,385	$(10,738)	$1,176,867
Cost of revenue	—	—	540,965	72,425	(9,460)	603,930
Gross profit	—	—	539,255	34,960	(1,278)	572,937
Operating expense:
Sales and marketing	—	—	260,516	16,947	(3)	277,460
Engineering and development	—	—	66,113	12,659	—	78,772
General and administrative	—	207	159,251	5,142	(628)	163,972
Transaction expenses	—	—	773	—	—	773
Impairment of goodwill	—	—	12,129	—	—	12,129
Total operating expense	—	207	498,782	34,748	(631)	533,106
(Loss) income from operations	—	(207)	40,473	212	(647)	39,831
Total other expense (income)—net	—	156,144	1,336	(474)	—	157,006
(Loss) income before income taxes and equity earnings of unconsolidated entities	—	(156,351)	39,137	686	(647)	(117,175)
Income tax (benefit) expense	—	(57,504)	39,233	990	—	(17,281)
(Loss) income before equity earnings of unconsolidated entities	—	(98,847)	(96)	(304)	(647)	(99,894)
Net loss (income) attributable to non-controlling interest	106,661	7,814	194	(17)	(114,762)	(110)
Net (loss) income	$(106,661)	$(106,661)	$(290)	$(287)	$114,115	$(99,784)
Net loss attributable to non-controlling interest	—	—	7,524	—	—	7,524
Net (loss) income attributable to Endurance International Group Holdings, Inc.	$(106,661)	$(106,661)	$(7,814)	$(287)	$114,115	$(107,308)
Comprehensive (loss) income:
Foreign currency translation adjustments	—	—	—	3,091	—	3,091
Unrealized gain on cash flow hedge		34	—	—	—	34
Total comprehensive (loss) income	$(106,661)	$(106,627)	$(7,814)	$2,804	$114,115	$(104,183)

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2018
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$1,094,463	$64,665	$(13,837)	$1,145,291
Cost of revenue	—	—	490,966	43,608	(13,837)	520,737
Gross profit	—	—	603,497	21,057	—	624,554
Operating expense:
Sales and marketing	—	—	255,272	10,152	—	265,424
Engineering and development	—	—	80,095	7,885	—	87,980
General and administrative	(12)	225	168,560	(44,569)	—	124,204
Transaction expenses	—	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—	—
Total operating expense	(12)	225	503,927	(26,532)	—	477,608
Income (loss) from operations	12	(225)	99,570	47,589	—	146,946
Total other expense (income)—net	—	148,411	506	(526)	—	148,391
Income (loss) before income taxes and equity earnings of unconsolidated entities	12	(148,636)	99,064	48,115	—	(1,445)
Income tax (benefit) expense	—	(35,381)	25,253	3,882	—	(6,246)
Income (loss) before equity earnings of unconsolidated entities	12	(113,255)	73,811	44,233	—	4,801
Net (income) loss attributable to non-controlling interest	(4,522)	(117,778)	(43,967)	16	166,518	267
Net income (loss)	$4,534	$4,523	$117,778	$44,217	$(166,518)	$4,534
Net income (loss) attributable to non-controlling interest	—	—	—	—	—	—
Net income (loss) attributable to Endurance International Group Holdings, Inc.	$4,534	$4,523	$117,778	$44,217	$(166,518)	$4,534
Comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(2,233)	—	(2,233)
Unrealized loss on cash flow hedge		(437)	—	—	—	(437)
Total comprehensive income (loss)	$4,534	$4,086	$117,778	$41,984	$(166,518)	$1,864

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2019
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$1,064,510	$61,650	$(12,882)	$1,113,278
Cost of revenue	—	—	482,246	40,932	(12,882)	510,296
Gross profit	—	—	582,264	20,718	—	602,982
Operating expense:
Sales and marketing	—	—	245,817	12,202	—	258,019
Engineering and development	—	—	96,778	9,599	—	106,377
General and administrative	1,628	238	113,983	2,118	—	117,967
Gain on sale of business	—	—	(40,700)	—	—	(40,700)
Transaction expenses	—	—	—	—	—	—
Impairment of goodwill			12,333			12,333
Total operating expense	1,628	238	428,211	23,919	—	453,996
(Loss) income from operations	(1,628)	(238)	154,053	(3,201)	—	148,986
Total other expense (income)—net	—	144,034	(18)	(562)	—	143,454
(Loss) income before income taxes and equity earnings of unconsolidated entities	(1,628)	(144,272)	154,071	(2,639)	—	5,532
Income tax (benefit) expense	—	(34,336)	49,105	3,110	—	17,879
(Loss) income before equity earnings of unconsolidated entities	(1,628)	(109,936)	104,966	(5,749)	—	(12,347)
Equity loss (income) of unconsolidated entities, net of tax	10,719	(99,216)	5,750	—	82,747	—
Net (loss) income	$(12,347)	$(10,720)	$99,216	$(5,749)	$(82,747)	$(12,347)
Net loss attributable to non-controlling interest	—	—	—	—	—	—
Net (loss) income attributable to Endurance International Group Holdings, Inc.	$(12,347)	$(10,720)	$99,216	$(5,749)	$(82,747)	$(12,347)
Comprehensive (loss) income:
Foreign currency translation adjustments	—	—	—	(598)	—	(598)
Unrealized loss on cash flow hedge		(279)	—	—	—	(279)
Total comprehensive (loss) income	$(12,347)	$(10,999)	$99,216	$(6,347)	$(82,747)	$(13,224)

Condensed Consolidated Statements of Cash Flows
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2017
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$12	$(82,189)	$281,416	$2,034	$—	$201,273
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	—	—	—	—
Purchases of property and equipment	—	—	(38,731)	(4,331)	—	(43,062)
Cash paid for minority investments	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	—	—	—	—
Proceeds from note receivable	—	—	—	—	—	—
Proceeds from sale of assets	—	—	530	—	—	530
Purchases of intangible assets	—	—	(1,933)	(33)	—	(1,966)
Net cash used in investing activities	—	—	(40,134)	(4,364)	—	(44,498)
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	—	1,693,007	—	—	—	1,693,007
Repayments of term loans	—	(1,797,634)	—	—	—	(1,797,634)
Payment of financing costs	—	(6,304)	—	—	—	(6,304)
Payment of deferred consideration	—	—	(4,550)	(883)	—	(5,433)
Payment of redeemable non-controlling interest liability	—	—	(25,000)	—	—	(25,000)
Principal payments on financed equipment	—	—	(7,390)	—	—	(7,390)
Proceeds from exercise of stock options	2,049	—	—	—	—	2,049
Capital investments from minority partner	—	—	—	—	—	—
Intercompany loans and investments	(1,972)	193,119	(188,367)	(2,780)	—	—
Net cash provided by (used in) financing activities	77	82,188	(225,307)	(3,663)	—	(146,705)
Net effect of exchange rate on cash and cash equivalents and restricted cash	—	—	—	2,150	—	2,150
Net increase (decrease) in cash and cash equivalents and restricted cash	89	(1)	15,975	(3,843)	—	12,220
Cash and cash equivalents and restricted cash:
Beginning of period	3	4	41,654	15,237	—	56,898
End of period	$92	$3	$57,629	$11,394	$—	$69,118

Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2018
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(103,123)	$246,188	$39,487	$—	$182,552
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	—	—	—	—
Purchases of property and equipment	—	—	(45,694)	(186)	—	(45,880)
Cash paid for minority investments	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	—	—	—	—
Proceeds from note receivable	—	—	—	—	—	—
Proceeds from sale of assets	—	—	6	—	—	6
Purchases of intangible assets	—	—	(8)	—	—	(8)
Net cash used in investing activities	—	—	(45,696)	(186)	—	(45,882)
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	—	1,580,305	—	—	—	1,580,305
Repayments of term loans	—	(1,681,094)	—	—	—	(1,681,094)
Payment of financing costs	—	(1,580)	—	—	—	(1,580)
Payment of deferred consideration	—	—	(4,500)	—	—	(4,500)
Principal payments on financed equipment	—	—	(7,439)	—	—	(7,439)
Proceeds from exercise of stock options	887	—	—	—	—	887
Intercompany loans and investments	(958)	205,491	(181,755)	(22,778)	—	—
Net cash (used in) provided by financing activities	(71)	103,122	(193,694)	(22,778)	—	(113,421)
Net effect of exchange rate on cash and cash equivalents and restricted cash	—	—	—	(1,791)	—	(1,791)
Net (decrease) increase in cash and cash equivalents and restricted cash	(71)	(1)	6,798	14,732	—	21,458
Cash and cash equivalents and restricted cash:
Beginning of period	92	3	57,629	11,394	—	69,118
End of period	$21	$2	$64,427	$26,126	$—	$90,576

Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2019
(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(1,609)	$(97,558)	$261,442	$(302)	$—	$161,973
Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(8,875)	—	—	(8,875)
Purchases of property and equipment	—	—	(39,126)	—	—	(39,126)
Cash paid for minority investments	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	—	—	—	—
Proceeds from note receivable	—	—	—	—	—	—
Proceeds from sale of assets	—	—	51,000	1	—	51,001
Purchases of intangible assets	—	—	—	—	—	—
Net cash provided by investing activities	—	—	2,999	1	—	3,000
Cash flows from financing activities:
Proceeds from issuance of term loan and notes, net of original issue discounts	—	—	—	—	—	—
Repayments of term loans	—	(130,980)	—	—	—	(130,980)
Payment of financing costs	—	—	—	—	—	—
Payment of deferred consideration	—	—	(2,500)	—	—	(2,500)
Principal payments on financed equipment	—	—	(8,189)	—	—	(8,189)
Proceeds from exercise of stock options	31	—	—	—	—	31

Intercompany loans and investments	1,752	228,537	(235,805)	5,516	—	—
Net cash provided by (used in) financing activities	1,783	97,557	(246,494)	5,516	—	(141,638)
Net effect of exchange rate on cash and cash equivalents and restricted cash	—	—	—	(914)	—	(914)
Net increase (decrease) in cash and cash equivalents and restricted cash	174	(1)	17,947	4,301	—	22,421
Cash and cash equivalents and restricted cash:
Beginning of period	21	2	64,427	26,126	—	90,576
End of period	$195	$1	$82,374	$30,427	$—	$112,997